Consolidated Statements of Equity - USD ($)	Total	Operating Partnership	SSGT Mergers	Self Administration Transaction	Redeemable Common Stock	Common Stock Class A Common stock	Common Stock Class T Common stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Noncontrolling Interests	Noncontrolling Interests Operating Partnership	Noncontrolling Interests SSGT Mergers	Noncontrolling Interests Self Administration Transaction	Preferred Equity
Beginning Balance at Dec. 31, 2016	$ 410,632,923				$ 10,711,682	$ 47,174	$ 6,586	$ 480,692,731	$ (27,665,337)	$ (43,777,711)	$ 1,377,950	$ 410,681,393	$ (48,470)
Beginning Balance (in shares) at Dec. 31, 2016						47,174,543	6,585,799
Gross proceeds from issuance of common stock/preferred stock	17,311,370					$ 1,028	$ 565	17,309,777				17,311,370
Gross proceeds from issuance of common stock/preferred stock (in shares)						1,027,612	564,591
Offering costs	(1,748,589)							(1,748,589)				(1,748,589)
Equity based compensation expense	33,971							33,971				33,971
Changes to redeemable common stock	(16,004,705)	$ 4,875,454			16,004,705			(16,004,705)				(16,004,705)		$ 4,875,454
Redemptions of common stock	(188)				$ (2,219,328)	$ (181)	$ (7)					(188)
Redemptions of common stock (in shares)					(2,200,000)	(181,413)	(7,360)
Distributions	(32,896,167)								(32,896,167)			(32,896,167)
Distributions for noncontrolling interests	(277,290)												(277,290)
Issuance of shares for distribution reinvestment plan	16,006,277					$ 1,365	$ 207	16,004,705				16,006,277
Issuance of shares for distribution reinvestment plan (in shares)						1,365,350	207,112
Stock compensation expense	33,971							33,971				33,971
Net loss attributable to SmartStop Self Storage REIT, Inc.	(14,864,065)									(14,864,065)		(14,864,065)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(122,225)												(122,225)
Foreign currency translation adjustment	3,947,683										3,947,683	3,947,683
Foreign currency forward contract gain (loss)	(4,101,495)										(4,101,495)	(4,101,495)
Interest rate swap and cap contract gains (losses)	145,070										145,070	145,070
Ending Balance at Dec. 31, 2017	382,938,024				$ 24,497,059	$ 49,386	$ 7,351	496,287,890	(60,561,504)	(58,641,776)	1,369,208	378,510,555	4,427,469
Ending Balance (in shares) at Dec. 31, 2017						49,386,092	7,350,142
Conversion of OP Units to common stock						$ 483		4,253,526				4,254,009	(4,254,009)
Conversion of OP Units to common stock (in shares)						483,124
Redemption of interest in subsidiary	(125,000)							(125,000)				(125,000)
Offering costs	(16,902)							(16,902)				(16,902)
Equity based compensation expense	75,293							75,293				75,293
Issuance of restricted stock	11					$ 11						11
Issuance of restricted stock (in shares)						10,500
Changes to redeemable common stock	(16,055,585)				16,055,585			(16,055,585)				(16,055,585)
Redemptions of common stock	(788)				$ (8,325,829)	$ (768)	$ (20)					(788)
Redemptions of common stock (in shares)					(8,300,000)	(768,313)	(19,664)
Distributions	(33,686,822)								(33,686,822)			(33,686,822)
Distributions for noncontrolling interests	(228,863)												(228,863)
Issuance of shares for distribution reinvestment plan	16,057,113					$ 1,325	$ 203	16,055,585				16,057,113
Issuance of shares for distribution reinvestment plan (in shares)						1,325,656	203,312
Stock compensation expense	75,293							75,293				75,293
Net loss attributable to SmartStop Self Storage REIT, Inc.	(3,698,377)									(3,698,377)		(3,698,377)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(22,353)												(22,353)
Foreign currency translation adjustment	(4,850,547)										(4,850,547)	(4,850,547)
Foreign currency forward contract gain (loss)	5,251,438										5,251,438	5,251,438
Interest rate swap and cap contract gains (losses)	(379,745)										(379,745)	(379,745)
Ending Balance at Dec. 31, 2018	345,256,897				$ 32,226,815	$ 50,437	$ 7,534	500,474,807	(94,248,326)	(62,340,153)	1,390,354	345,334,653	(77,756)
Ending Balance (in shares) at Dec. 31, 2018						50,437,059	7,533,790
Offering costs	(2,418)							(2,418)				(2,418)
Issuance of limited partnership units in our Operating Partnership in connection with the SSGT Mergers/Self Administration Transaction/Operating Partnership	4,217,399														$ 4,217,399
Equity based compensation expense	21,957							21,957				21,957
Changes to redeemable common stock	(3,963,393)				3,963,393			(3,963,393)				(3,963,393)
Redemptions of common stock	(141)				(2,044,001)	$ (120)	$ (21)					(141)
Redemptions of common stock (in shares)						(120,000)	(21,291)
Distributions	(8,411,426)								(8,411,426)			(8,411,426)
Distributions for noncontrolling interests	(46,584)												(46,584)
Issuance of shares for distribution reinvestment plan	3,963,766					$ 323	$ 50	3,963,393				3,963,766
Issuance of shares for distribution reinvestment plan (in shares)						322,580	49,604
Stock compensation expense	21,957							21,957				21,957
Net loss attributable to SmartStop Self Storage REIT, Inc.	(8,891,558)									(8,891,558)		(8,891,558)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(56,759)												(56,759)
Foreign currency translation adjustment	867,261										867,261	867,261
Foreign currency forward contract gain (loss)	(846,581)										(846,581)	(846,581)
Interest rate swap and cap contract gains (losses)	(1,315,092)										(1,315,092)	(1,315,092)
Ending Balance at Mar. 31, 2019	330,793,328				34,146,207	$ 50,640	$ 7,563	500,494,346	(102,659,752)	(71,231,711)	95,942	326,757,028	4,036,300
Ending Balance (in shares) at Mar. 31, 2019						50,639,639	7,562,103
Beginning Balance at Dec. 31, 2018	345,256,897				32,226,815	$ 50,437	$ 7,534	500,474,807	(94,248,326)	(62,340,153)	1,390,354	345,334,653	(77,756)
Beginning Balance (in shares) at Dec. 31, 2018						50,437,059	7,533,790
Net loss attributable to SmartStop Self Storage REIT, Inc.	(19,318,829)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(1,455,039)
Interest rate swap and cap contract gains (losses)	(4,000,275)
Ending Balance at Sep. 30, 2019	360,622,181				39,839,496	$ 51,149	$ 7,650	491,272,437	(119,904,285)	(81,658,982)	(3,172,074)	286,595,895	74,026,286
Ending Balance (in shares) at Sep. 30, 2019						51,148,541	7,649,856
Beginning Balance at Dec. 31, 2018	345,256,897				32,226,815	$ 50,437	$ 7,534	500,474,807	(94,248,326)	(62,340,153)	1,390,354	345,334,653	(77,756)
Beginning Balance (in shares) at Dec. 31, 2018						50,437,059	7,533,790
Gross proceeds from issuance of common stock/preferred stock																	$ 150,000,000
Offering costs	(42,039)							(42,039)				(42,039)
Preferred equity issuance costs																	(3,573,836)
Issuance of limited partnership units in our Operating Partnership in connection with the SSGT Mergers/Self Administration Transaction/Operating Partnership			$ 4,217,399	$ 63,643,000											$ 4,217,399	$ 63,643,000
Issuance of limited partnership units in our Operating Partnership in exchange for special limited partnership interest	18,800,000							9,687,035				9,687,035	9,112,965
Equity based compensation expense	404,540							404,540				404,540
Contribution of special limited partnership interest in exchange for limited partnership interests in our Operating Partnership	(18,800,000)							(18,800,000)				(18,800,000)
Noncontrolling interests related to the consolidated Tenant Programs joint ventures	21,800												21,800
Redemption of limited partnership interests held by our Former Advisor	(200,000)							(291,103)				(291,103)	91,103
Issuance of restricted stock	252					$ 252						252
Issuance of restricted stock (in shares)						251,993
Changes to redeemable common stock	(16,045,030)				16,046,535			(16,045,030)				(16,045,030)
Redemptions of common stock	(592)				$ (4,881,988)	$ (557)	$ (35)					(592)
Redemptions of common stock (in shares)					(4,900,000)	(556,575)	(35,079)
Distributions	(34,394,461)								(34,394,461)			(34,394,461)
Distributions for noncontrolling interests	(2,902,654)												(2,902,654)
Issuance of shares for distribution reinvestment plan	16,046,534					$ 1,303	$ 201	16,045,030				16,046,534
Issuance of shares for distribution reinvestment plan (in shares)						1,302,647	201,182
Stock compensation expense	404,540							404,540				404,540
Net loss attributable to SmartStop Self Storage REIT, Inc.	(24,750,333)									(24,750,333)		(24,750,333)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(2,010,959)												(2,010,959)
Foreign currency translation adjustment	2,371,517										2,311,488	2,311,488	60,029
Foreign currency forward contract gain (loss)	(3,226,682)										(3,030,727)	(3,030,727)	(195,955)
Interest rate swap and cap contract gains (losses)	(2,575,366)										(2,626,450)	(2,626,450)	51,084
Ending Balance at Dec. 31, 2019	345,813,823				$ 43,391,362	$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164
Ending Balance (in shares) at Dec. 31, 2019						51,435,124	7,699,893
Beginning Balance at Mar. 31, 2019	330,793,328				34,146,207	$ 50,640	$ 7,563	500,494,346	(102,659,752)	(71,231,711)	95,942	326,757,028	4,036,300
Beginning Balance (in shares) at Mar. 31, 2019						50,639,639	7,562,103
Offering costs	(1,559)							(1,559)				(1,559)
Issuance of limited partnership units in our Operating Partnership in connection with the SSGT Mergers/Self Administration Transaction/Operating Partnership	63,643,000															$ 63,643,000
Issuance of limited partnership units in our Operating Partnership in exchange for special limited partnership interest	18,800,000							9,687,035				9,687,035	9,112,965
Equity based compensation expense	25,136							25,136				25,136
Contribution of special limited partnership interest in exchange for limited partnership interests in our Operating Partnership	(18,800,000)							(18,800,000)				(18,800,000)
Noncontrolling interests related to the consolidated Tenant Programs joint ventures	21,800												21,800
Redemption of limited partnership interests held by our Former Advisor	(200,000)							(291,103)				(291,103)	91,103
Issuance of restricted stock	232					$ 232						232
Issuance of restricted stock (in shares)						232,176
Changes to redeemable common stock	(4,049,066)				4,049,066			(4,049,066)				(4,049,066)
Redemptions of common stock	(211)				(2,052,078)	$ (200)	$ (11)					(211)
Redemptions of common stock (in shares)						(199,883)	(10,242)
Distributions	(8,533,201)								(8,533,201)			(8,533,201)
Distributions for noncontrolling interests	(105,140)												(105,140)
Issuance of shares for distribution reinvestment plan	4,049,444					$ 328	$ 50	4,049,066				4,049,444
Issuance of shares for distribution reinvestment plan (in shares)						328,392	50,757
Stock compensation expense	25,136							25,136				25,136
Net loss attributable to SmartStop Self Storage REIT, Inc.	(2,212,445)									(2,212,445)		(2,212,445)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(71,527)												(71,527)
Foreign currency translation adjustment	1,192,459										1,192,459	1,192,459
Foreign currency forward contract gain (loss)	(1,039,585)										(1,039,585)	(1,039,585)
Interest rate swap and cap contract gains (losses)	(1,861,933)										(1,861,933)	(1,861,933)
Ending Balance at Jun. 30, 2019	381,650,732				36,143,195	$ 51,000	$ 7,602	491,113,855	(111,192,953)	(73,444,156)	(1,613,117)	304,922,231	76,728,501
Ending Balance (in shares) at Jun. 30, 2019						51,000,324	7,602,618
Offering costs	(2,276)							(2,276)				(2,276)
Equity based compensation expense	160,858							160,858				160,858
Issuance of restricted stock	17					$ 17						17
Issuance of restricted stock (in shares)						16,886
Changes to redeemable common stock	(4,046,001)				4,046,001			(4,046,001)				(4,046,001)
Redemptions of common stock	(200)				(349,700)	$ (197)	$ (3)					(200)
Redemptions of common stock (in shares)						(197,470)	(3,546)
Distributions	(8,711,332)								(8,711,332)	(8,711,332)
Distributions for noncontrolling interests	(1,375,462)												(1,375,462)
Issuance of shares for distribution reinvestment plan	4,046,381					$ 329	$ 51	4,046,001				4,046,381
Issuance of shares for distribution reinvestment plan (in shares)						328,801	50,784
Stock compensation expense	160,858							160,858				160,858
Net loss attributable to SmartStop Self Storage REIT, Inc.	(8,214,826)									(8,214,826)		(8,214,826)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(1,326,753)												(1,326,753)
Foreign currency translation adjustment	(651,011)										(651,011)	(651,011)
Foreign currency forward contract gain (loss)	(84,696)										(84,696)	(84,696)
Interest rate swap and cap contract gains (losses)	(823,250)										(823,250)	(823,250)
Ending Balance at Sep. 30, 2019	360,622,181				39,839,496	$ 51,149	$ 7,650	491,272,437	(119,904,285)	(81,658,982)	(3,172,074)	286,595,895	74,026,286
Ending Balance (in shares) at Sep. 30, 2019						51,148,541	7,649,856
Net loss attributable to SmartStop Self Storage REIT, Inc.	(5,431,504)
Ending Balance at Dec. 31, 2019	345,813,823				43,391,362	$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164
Ending Balance (in shares) at Dec. 31, 2019						51,435,124	7,699,893
Offering costs	(28,822)							(28,822)				(28,822)
Preferred equity issuance costs																	(46,456)
Equity based compensation expense	219,603							219,603				219,603
Issuance of restricted stock	48					$ 47,842						48
Issuance of restricted stock (in shares)						48
Changes to redeemable common stock	(3,979,539)				3,979,539			(3,979,539)				(3,979,539)
Redemptions of common stock	(42)					$ (42,040)						(42)
Redemptions of common stock (in shares)						(42)
Distributions	(8,668,726)								(8,668,726)			(8,668,726)
Distributions for noncontrolling interests	(1,356,799)												(1,356,799)
Issuance of shares for distribution reinvestment plan	3,979,539					$ 322,411	$ 50,046	3,979,167				3,979,539
Issuance of shares for distribution reinvestment plan (in shares)						322	50
Stock compensation expense	219,603							219,603				219,603
Net loss attributable to SmartStop Self Storage REIT, Inc.	(35,073,951)									(35,073,951)		(35,073,951)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(5,031,652)												(5,031,652)
Foreign currency translation adjustment	(4,567,120)										(3,959,904)	(3,959,904)	(607,216)
Foreign currency forward contract gain (loss)	4,566,795										3,959,594	3,959,594	607,201
Interest rate swap and cap contract gains (losses)	(5,475,549)										(4,747,520)	(4,747,520)	(728,029)
Ending Balance at Mar. 31, 2020	290,397,608				47,370,901	$ 51,763,337	$ 7,749,939	491,623,649	(137,311,513)	(122,164,437)	(6,703,165)	225,504,047	64,893,561				146,379,708
Ending Balance (in shares) at Mar. 31, 2020						51,763	7,750
Beginning Balance at Dec. 31, 2019	345,813,823				43,391,362	$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164
Beginning Balance (in shares) at Dec. 31, 2019						51,435,124	7,699,893
Ending Balance at Jun. 30, 2020	271,955,685				51,374,754	$ 52,118,882	$ 7,801,216	491,870,566	(146,094,279)	(130,655,858)	(6,096,431)	209,083,918	62,871,767				146,379,708
Ending Balance (in shares) at Jun. 30, 2020						52,119	7,801
Beginning Balance at Dec. 31, 2019	345,813,823				43,391,362	$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164
Beginning Balance (in shares) at Dec. 31, 2019						51,435,124	7,699,893
Net loss attributable to SmartStop Self Storage REIT, Inc.	(49,824,486)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(6,550,455)
Interest rate swap and cap contract gains (losses)	(3,509,682)
Ending Balance at Sep. 30, 2020	256,678,555				54,116,173	$ 52,453,575	$ 7,852,830	492,156,465	(155,013,319)	(136,914,972)	(4,902,696)	195,385,785	61,292,770				146,379,708
Ending Balance (in shares) at Sep. 30, 2020						52,454	7,853
Beginning Balance at Mar. 31, 2020	290,397,608				47,370,901	$ 51,763,337	$ 7,749,939	491,623,649	(137,311,513)	(122,164,437)	(6,703,165)	225,504,047	64,893,561				146,379,708
Beginning Balance (in shares) at Mar. 31, 2020						51,763	7,750
Offering costs	(22)							(22)				(22)
Equity based compensation expense	423,383							247,323				247,323	176,060
Issuance of restricted stock	24					$ 23,725						24
Issuance of restricted stock (in shares)						24
Changes to redeemable common stock	(4,011,353)				4,011,353			(4,011,353)				(4,011,353)
Redemptions of common stock	(1)				(7,500)	$ (750)						(1)
Redemptions of common stock (in shares)						(1)
Distributions	(8,782,766)								(8,782,766)			(8,782,766)
Distributions for noncontrolling interests	(1,356,800)												(1,356,800)
Issuance of shares for distribution reinvestment plan	4,011,353					$ 332,570	$ 51,277	4,010,969				4,011,353
Issuance of shares for distribution reinvestment plan (in shares)						333	51
Stock compensation expense	423,383							247,323				247,323	176,060
Net loss attributable to SmartStop Self Storage REIT, Inc.	(8,491,421)									(8,491,421)		(8,491,421)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(933,443)												(933,443)
Foreign currency translation adjustment	1,959,220										1,700,259	1,700,259	258,961
Foreign currency forward contract gain (loss)	(1,932,451)										(1,677,000)	(1,677,000)	(255,451)
Interest rate swap and cap contract gains (losses)	672,354										583,475	583,475	88,879
Ending Balance at Jun. 30, 2020	271,955,685				51,374,754	$ 52,118,882	$ 7,801,216	491,870,566	(146,094,279)	(130,655,858)	(6,096,431)	209,083,918	62,871,767				146,379,708
Ending Balance (in shares) at Jun. 30, 2020						52,119	7,801
Offering costs	(4,966)							(4,966)				(4,966)
Equity based compensation expense	523,031							291,252				291,252	231,779
Changes to redeemable common stock	(4,011,063)				4,011,063			(4,011,063)				(4,011,063)
Redemptions of common stock					(1,269,644)
Distributions	(8,919,040)								(8,919,040)			(8,919,040)
Distributions for noncontrolling interests	(1,406,034)												(1,406,034)
Issuance of shares for distribution reinvestment plan	4,011,063					$ 334,693	$ 51,614	4,010,676				4,011,063
Issuance of shares for distribution reinvestment plan (in shares)						335	52
Stock compensation expense	523,031							291,252				291,252	231,779
Net loss attributable to SmartStop Self Storage REIT, Inc.	(6,259,114)									(6,259,114)		(6,259,114)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(585,360)												(585,360)
Foreign currency translation adjustment	1,069,449										928,902	928,902	140,547
Foreign currency forward contract gain (loss)	(988,609)										(858,687)	(858,687)	(129,922)
Interest rate swap and cap contract gains (losses)	1,293,513										1,123,520	1,123,520	169,993
Ending Balance at Sep. 30, 2020	$ 256,678,555				$ 54,116,173	$ 52,453,575	$ 7,852,830	$ 492,156,465	$ (155,013,319)	$ (136,914,972)	$ (4,902,696)	$ 195,385,785	$ 61,292,770				$ 146,379,708
Ending Balance (in shares) at Sep. 30, 2020						52,454	7,853